Zacks Small-Cap Core Fund
SCHEDULE OF INVESTMENTS
As of February 28, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 98.1%
	BASIC MATERIALS — 3.7%
3,943	Hawkins, Inc.	$246,832
65,014	Hecla Mining Co.[1]	424,541
5,670	Innospec, Inc.	569,552
3,957	Stepan Co.	477,570
		1,718,495
	COMMUNICATIONS — 0.7%
16,878	A10 Networks, Inc.*,1	157,641
18,757	Ribbon Communications, Inc.*	162,060
		319,701
	CONSUMER, CYCLICAL — 11.6%
1,871	Cavco Industries, Inc.*	394,613
10,881	Dana, Inc.	259,077
39,134	Forestar Group, Inc.*	833,163
3,951	Johnson Outdoors, Inc. - Class A	476,807
10,759	Knoll, Inc.[1]	175,479
9,703	Marine Products Corp.	163,107
12,078	MDC Holdings, Inc.[1]	683,252
2,425	Methode Electronics, Inc.	94,405
21,208	Rush Enterprises, Inc. - Class A1	899,855
7,659	Skyline Champion Corp.*	338,911
21,704	Superior Group of Cos., Inc.[1]	516,989
11,529	Systemax, Inc.	416,197
6,995	Titan Machinery, Inc.*	171,378
		5,423,233
	CONSUMER, NON-CYCLICAL — 18.1%
2,685	Aaron's Co., Inc.*	58,963
2,970	Amedisys, Inc.*,1	753,311
9,186	ASGN, Inc.*,1	854,022
118,469	Axcella Health, Inc.*,1	675,273
5,284	Barrett Business Services, Inc.[1]	376,221
9,169	Central Garden & Pet Co.*,1	418,106
5,956	CRA International, Inc.	328,592
11,150	Cross Country Healthcare, Inc.*	123,876
12,739	Darling Ingredients, Inc.*,1	803,067
10,956	Herc Holdings, Inc.*,1	961,498

Zacks Small-Cap Core Fund
SCHEDULE OF INVESTMENTS - Continued
As of February 28, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
36,513	MeiraGTx Holdings plc*,1,2	$541,853
2,750	ModivCare, Inc.*	352,715
22,019	Option Care Health, Inc.*	422,545
64,313	Organogenesis Holdings, Inc.*	978,201
36,989	scPharmaceuticals, Inc.*,1	272,979
3,058	Surmodics, Inc.*,1	159,475
3,560	Tenet Healthcare Corp.*,1	181,631
4,092	Triton International Ltd./Bermuda[2]	236,436
		8,498,764
	ENERGY — 1.1%
44,823	Oceaneering International, Inc.*	528,912
	FINANCIAL — 22.2%
21,811	Amerant Bancorp, Inc.*,1	359,227
12,803	Artisan Partners Asset Management, Inc. - Class A1	608,142
21,949	Bancorp, Inc.*	444,906
15,412	Byline Bancorp, Inc.	307,007
9,847	Cohen & Steers, Inc.	633,950
20,033	Community Trust Bancorp, Inc.	818,548
21,291	ConnectOne Bancorp, Inc.[1]	494,590
30,086	Ellington Financial, Inc. - REIT[1]	472,952
14,628	First Financial Corp.	619,935
11,356	First Mid Bancshares, Inc.[1]	413,245
18,624	Global Net Lease, Inc. - REIT	346,034
30,952	Hanmi Financial Corp.	529,898
33,600	Horizon Bancorp, Inc.[1]	600,096
5,683	McGrath RentCorp[1]	441,342
18,260	Peapack-Gladstone Financial Corp.	502,333
19,958	Premier Financial Corp.	611,912
10,244	Republic Bancorp, Inc. - Class A1	430,658
13,318	Sculptor Capital Management, Inc.	274,883
10,003	Sierra Bancorp	238,572
24,794	Towne Bank/Portsmouth VA1	715,059
2,109	Virtus Investment Partners, Inc.[1]	529,148
		10,392,437
	INDUSTRIAL — 30.6%
15,156	Altra Industrial Motion Corp.[1]	877,836

Zacks Small-Cap Core Fund
SCHEDULE OF INVESTMENTS - Continued
As of February 28, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIAL (Continued)
3,783	American Woodmark Corp.*,1	$353,370
4,510	Applied Industrial Technologies, Inc.	385,019
9,592	Atkore, Inc.*	648,899
6,434	Boise Cascade Co.	321,314
23,590	Cactus, Inc. - Class A1	751,813
10,523	Cornerstone Building Brands, Inc.*	119,857
7,112	CSW Industrials, Inc.	893,054
4,583	EnPro Industries, Inc.[1]	368,198
4,896	Fabrinet*,2	432,464
70,936	General Finance Corp.*	715,744
19,436	Gorman-Rupp Co.[1]	621,758
12,678	Griffon Corp.	311,879
25,905	Heritage-Crystal Clean, Inc.*,1	679,229
7,675	Hillenbrand, Inc.	356,581
1,138	Masonite International Corp.*,2	124,861
2,486	Materion Corp.	170,241
8,759	Matson, Inc.	606,736
9,061	Moog, Inc. - Class A	703,677
20,343	Mueller Industries, Inc.	826,740
56,417	Mueller Water Products, Inc. - Class A	727,215
3,840	MYR Group, Inc.*	226,368
4,368	PAM Transportation Services, Inc.*	253,300
14,232	PGT Innovations, Inc.*,1	335,733
4,334	Plexus Corp.*	363,969
9,260	Primoris Services Corp.	309,932
10,702	Raven Industries, Inc.[1]	419,518
2,239	SPX Corp.*,1	124,466
9,109	SPX FLOW, Inc.*,1	560,750
5,146	UFP Industries, Inc.	313,906
18,004	Universal Logistics Holdings, Inc.	421,474
		14,325,901
	TECHNOLOGY — 8.4%
32,399	Amkor Technology, Inc.[1]	774,012
38,084	Apollo Medical Holdings, Inc.*,1	942,579
1,921	CACI International, Inc. - Class A*	425,194
1,841	CEVA, Inc.*,1	112,725

Zacks Small-Cap Core Fund
SCHEDULE OF INVESTMENTS - Continued
As of February 28, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
3,614	Diodes, Inc.*	$283,771
2,890	FormFactor, Inc.*	131,119
2,740	MACOM Technology Solutions Holdings, Inc.*,1	176,319
22,710	SecureWorks Corp. - Class A*	327,706
7,066	Tenable Holdings, Inc.*,1	289,070
5,558	TTEC Holdings, Inc.	467,650
		3,930,145
	UTILITIES — 1.7%
3,382	MGE Energy, Inc.[1]	215,433
8,285	Middlesex Water Co.[1]	568,931
		784,364
	TOTAL COMMON STOCKS
	(Cost $37,094,289)	45,921,952
	SHORT-TERM INVESTMENTS — 17.4%

Units
	COLLATERAL FOR SECURITIES LOANED — 17.4%
8,173,425	Securities Lending Fund II, LLC [3]	8,173,425
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $8,173,425)	8,173,425
	TOTAL INVESTMENTS — 115.5%
	(Cost $45,267,714)	54,095,377
	Liabilities in Excess of Other Assets — (15.5)%	(7,266,601)
	TOTAL NET ASSETS — 100.0%	$46,828,776

REIT	— Real Estate Investment Trusts

*	Non-income producing security.
[1]	All or a portion of shares are on loan. Total loaned securities had a fair value of $6,487,509 at February 28, 2021.
[2]	Foreign security is denominated in U.S. Dollars.
[3]	The Securities Lending Fund II, LLC is not registered under the 1940 Act, pursuant to the exception available under Section 3(c)(7) of the 1940 Act.